Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Hult) ($)(1)	Compensation Actually Paid to PEO (Hult) ($)(2)	Summary Compensation Table Total for PEO (Olesky) ($)(1)	Compensation Actually Paid to PEO (Olesky) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Millions) ($)(5)	Constant Currency Revenue Change (%)(6)
							Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)
2025	20,620,952	4,666,150	—	—	7,081,488	2,384,705	175.73	194.20	921.5	17.5
2024	16,737,931	41,752,621	—	—	6,457,328	13,326,396	213.12	167.89	570.0	29.0
2023	14,307,658	25,769,303	—	—	8,643,595	14,815,455	147.43	132.61	419.5	12.2
2022	—	—	17,370,247	(6,603,081)	5,461,901	(613,799)	104.85	114.25	359.6	14.0
2021	—	—	14,771,567	110,340,110	5,375,755	23,246,352	160.96	132.32	273.1	19.3

Company Selected Measure Name	constant currency revenue change
Named Executive Officers, Footnote	(1)Mr. Hult became our principal executive officer (“PEO”) effective January 1, 2023. The names of each of the NEOs (excluding our then-
current PEO) included for purposes of calculating the average amounts in each applicable year are as follows (collectively, our “Non-PEO
NEOs”): (i) for 2025, Sara Furber, Enrico Bruni, Justin Peterson and Troy Dixon; (ii) for 2024, Sara Furber, Enrico Bruni, Justin Peterson,
Amy Clack and Thomas Pluta; (iii) for 2023, Sara Furber, Enrico Bruni, Justin Peterson and Thomas Pluta; (iv) for 2022, Billy Hult, Sara
	Furber, Enrico Bruni and Justin Peterson; and (v) for 2021, Robert Warshaw, Billy Hult, Sara Furber, Enrico Bruni and Justin Peterson.
Peer Group Issuers, Footnote	The dollar amounts reported represent the amount of cumulative total return for the Dow Jones US Financials Index (“Peer Group
Cumulative TSR”) calculated as of the end of each measurement period based on an initial investment of $100 in shares of the Dow
Jones US Financials Index on December 31, 2020, assuming the reinvestment of all dividends.

PEO Total Compensation Amount	$ 20,620,952	$ 16,737,931	$ 14,307,658	$ 17,370,247	$ 14,771,567
PEO Actually Paid Compensation Amount	$ 4,666,150	41,752,621	25,769,303	(6,603,081)	110,340,110
Adjustment To PEO Compensation, Footnote	(2)The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of
Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Year	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in SCT(a)	Equity Award Adjustments(b)	Compensation Actually Paid
Billy Hult	2025	$20,620,952	$15,082,345	$(872,457)	$4,666,150
Average of Non-PEO NEOs	2025	$7,081,488	$4,222,921	$(473,862)	$2,384,705
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” columns in the Summary Compensation
Table (“SCT”) in this Proxy Statement.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in the same year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value During the Fiscal Year Through the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
Billy Hult	2025	$10,774,216	$(12,083,775)	$—	$169,375	$—	$267,727	$(872,457)
Average of Non-PEO NEOs	2025	$3,149,771	$(3,792,789)	$—	$62,039	$—	$107,117	$(473,862)

Non-PEO NEO Average Total Compensation Amount	$ 7,081,488	6,457,328	8,643,595	5,461,901	5,375,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,384,705	13,326,396	14,815,455	(613,799)	23,246,352
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 175.73	213.12	147.43	104.85	160.96
Peer Group Total Shareholder Return Amount	194.20	167.89	132.61	114.25	132.32
Net Income (Loss)	$ 921,500,000	$ 570,000,000.0	$ 419,500,000	$ 359,600,000	$ 273,100,000
Company Selected Measure Amount	0.175	0.290	0.122	0.140	0.193
PEO Name	Mr. Hult
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of cumulative total return for the Class A common stock (“Company Cumulative TSR”)
calculated as of the end of each measurement period based on an initial investment of $100 in the Class A common stock on December
31, 2020, assuming the reinvestment of all dividends.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Measure:: 1
Pay vs Performance Disclosure
Name	Constant Currency Revenue Change
Non-GAAP Measure Description	(6)The percentage amounts reported represent the constant currency revenue change, which is a non-GAAP financial measure, defined as total revenue change excluding the effects of foreign currency fluctuations. Total revenue excluding the effects of foreign currency fluctuations is calculated by translating the current period and prior period’s total revenue using the annual average exchange rates for the prior period.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant Currency Adjusted EBITDA Change
Measure:: 3
Pay vs Performance Disclosure
Name	Constant Currency Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,082,345)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(872,457)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,774,216
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,083,775)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,375
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	267,727
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,222,921)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(473,862)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,149,771
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,792,789)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,039
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 107,117